30. Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events
Subsequent Events

Note 30 — Subsequent Events

As of April 30, 2019, the Company entered into three additional interest bearing unsecured convertible promissory notes with an interest rate of 10% annum, compounding annually (as described in note 20 — Related Party Transactions and Balances) with the same director of the Company, totaling $45,000. These promissory notes include the renewal of three interest bearing unsecured convertible promissory notes from 2018 maturing in 2019 to a future date with an additional of 10% to the original principal amounts (“Rollover”). These Rollovers have added $152,129 to the total principal amount owed to this director.

As a result of the additional interest bearing unsecured convertible promissory notes and the Rollover, the Company owes this director an aggregate of $7,205,584 as of April 30, 2019, including $5,534,437 in principal and $1,671,147 of accrued interest.

In addition, see note 18 — Loans and Borrowings, and note 27 — Contingencies and Commitments.